Description of the Plan (Details) - EBP 002 - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 20, 2020	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Transfers from plan mergers				$ 3,377,825
Participants maximum contribution of their annual compensation, percent			50.00%
Requisite service period			1 year
Company match of eligible contributions, percentage			100.00%
Employer contribution, participant compensation matched, percentage			3.00%
Employer contribution, additional matching percentage of eligible contributions			50.00%
Employer contribution vesting percentage			100.00%
Note receivable from participant, minimum borrowing, amount	$ 1,000
Note receivable from participant, maximum borrowing, amount	$ 50,000
Note receivable from participant, maximum borrowing to total account, percentage	50.00%
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant primary residence, maximum borrowing term	15 years
Participant loan, interest rate			4.25%
Involuntary cash-out limit			$ 1,000
CARES Act
EBP, Description of Plan [Line Items]
Note receivable from participant, minimum borrowing, amount		$ 1,000
Note receivable from participant, maximum borrowing, amount		$ 100,000
Note receivable from participant, maximum borrowing to total account, percentage		100.00%
Note receivable from participant, general loan, maximum borrowing term		5 years
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, additional matching percentage			3.00%
Participant loan, interest rate			4.25%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, additional matching percentage			5.00%